Consolidated Statements of Financial Position - CLP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
ASSETS
Cash and deposits in banks	$ 2,590,986	$ 2,699,076
Transactions in the course of collection	414,419	372,456
Financial assets held for trading at fair value through profit or loss:
Derivative financial instruments	1,870,640	2,303,353
Debt financial instruments	3,121,702	1,714,381
Others	402,259	411,689
Financial assets at fair value through other comprehensive income:
Debt financial instruments	3,548,971	2,088,345
Equity instruments	11,232	9,492
Derivative financial instruments for hedging purposes	29,714	73,959
Financial assets at amortized cost:
Rights by resale agreements	100,643	87,291
Debt financial instruments	460,937	944,074
Loans to Banks	398,028	665,715
Commercial loans	19,296,206	19,893,412
Residential mortgage loans	13,896,790	13,197,695
Consumer loans	5,349,315	5,151,755
Investments in other companies	75,828	67,277
Intangible assets	207,988	191,966
Property and equipment	179,414	189,073
Right-of-use assets	79,245	96,879
Current tax assets	1,846	159,869
Deferred tax assets	331,831	322,221
Other assets	1,696,031	1,373,541
Non-current assets and disposal groups held for sale	40,583	42,023
TOTAL ASSETS	54,104,608	52,055,542
LIABILITIES
Transactions in the course of payments	564,172	283,605
Financial liabilities held for trading at fair value through profit or loss:
Derivative financial instruments	2,079,465	2,444,721
Others	512	990
Derivative financial instruments for hedging purposes	297,817	141,040
Financial liabilities at amortized cost:
Current accounts and other demand deposits	14,791,870	14,630,797
Time deposits and saving accounts	14,162,408	14,345,223
Obligations by repurchase agreements	286,915	109,794
Borrowings from financial institutions	1,296,751	1,103,468
Debt financial instruments issued	10,800,851	9,690,069
Other financial obligations	367,323	284,479
Lease liabilities	74,343	91,429
Regulatory capital financial instruments	1,087,093	1,068,879
Provision for dividends	357,679	362,218
Provisions for contingent loan credit risk	85,707	87,485
Other provisions	40,395	43,120
Current tax liabilities	33,809	132
Deferred tax liabilities	1,422	166
Employee benefits	140,153	151,633
Other liabilities	948,076	711,398
TOTAL LIABILITIES	47,416,761	45,550,646
EQUITY
Capital	2,418,833	2,418,833
Reserves	1,381,954	1,338,954
Accumulated other comprehensive income	(9,759)	3,777
Retained earnings:
Retained earnings from previous years	2,069,084	1,857,072
Income for the year	1,185,413	1,248,476
Less: Provision for dividends	(357,679)	(362,218)
Bank’s Shareholders	6,687,846	6,504,894
Non-controlling interests	1	2
TOTAL EQUITY	6,687,847	6,504,896
TOTAL LIABILITIES AND EQUITY	$ 54,104,608	$ 52,055,542